Provisions	12 Months Ended
Dec. 31, 2019
24. Provisions
Provisions

The notes included in this section focus on the Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

24 Provisions

Accounting for provisions

The Group applies IAS 37 Provisions, Contingent Liabilities and Contingent Assets in accounting for non-financial liabilities.

Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated. Provision is made for the anticipated cost of restructuring, including redundancy costs when an obligation exists; for example, when the Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan. Provision is made for undrawn loan commitments if it is probable that the facility will be drawn and result in the recognition of an asset at an amount less than the amount advanced.

Critical accounting estimates and judgements

The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice. When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.

The complexity of such matters often requires the input of specialist professional advice in making assessments to produce estimates. Customer redress and legal, competition and regulatory matters are areas where a higher degree of professional judgement is required. The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See below for information on payment protection redress and Note 26 for more detail of legal, competition and regulatory matters.

			Undrawn contractually committed facilities and guarantees[a]	Customer redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		PaymentProtectionInsurance	Other customer redress		Sundryprovisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018	139	169	271	888	444	414	327	2,652
Effects of changes in accounting policies[b]	(64)	-	-	-	-	-	-	(64)
As at 1 January 2019	75	169	271	888	444	414	327	2,588
Additions	29	178	391	1,425	219	287	121	2,650
Amounts utilised	(48)	(137)	-	(1,158)	(211)	(303)	(86)	(1,943)
Unused amounts reversed	(14)	(58)	(334)	-	(38)	(17)	(38)	(499)
Exchange and other movements	-	(9)	(6)	-	6	(5)	(18)	(32)
As at 31 December 2019	42	143	322	1,155	420	376	306	2,764

Notes

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

Provisions expected to be recovered or settled within no more than 12 months after 31 December 2019 were £2,457m (2018: £2,144m).

Onerous contracts

Onerous contract provisions comprise an estimate of the costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.

Redundancy and restructuring

These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. Additions made during the year relate to formal restructuring plans and have either been utilised, or reversed, where total costs are now expected to be lower than the original provision amount.

Undrawn contractually committed facilities and guarantees

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. Provisions are made if it is probable that a facility will be drawn and the resulting asset is expected to have a realisable value that is less than the amount advanced.

Customer redress

Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of Barclays Group’s business activities. Provisions for other customer redress include smaller provisions across the retail and corporate businesses which are expected to be utilised in the next 12-24 months.

Legal, competition and regulatory matters

The Barclays Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 26.

Sundry provisions

This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.

Validity assumptions	Historically observedvalid	Current assumptionvalid	Sensitivity volume+/- 1% valid rate	Sensitivity £m
Claims received[a]	20% - 40%	25%[e]	3k	1% = £8m
Information requests received[b]	5% - 11%	7%[e]	32k	1% = £76m
Average uphold rate per claim[c]	88%	86%[f]	-	1% = £8m
Average uphold rate per valid claim[d]	£2,231	£2,314	-	£100 = £31m

Notes

aTotal valid claims received, excluding those for which no PPI policy exists, information requests received, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact of a 1% increase or decrease in the volume of unresolved valid claims would have on the provision level, inclusive of operational processing costs.

bTotal valid information requests received, excluding those for which no PPI policy exists, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 1% increase or decrease in the volume of valid information requests would have on the provision level, inclusive of operational processing costs.

cAverage uphold rate per claim, excluding those for which no PPI policy exists, enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.

dAverage redress stated on a per policy basis for valid claims received by Barclays excluding enquiries from the Official Receiver in relation to bankrupt individuals and responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.

eBased on recently observed data, August to December 2019.

fBased on annual observed rate to September 2019. No material change observed to December 2019.